ACQUISITIONS AND DISPOSITIONS (Details) $ in Millions, $ in Millions											1 Months Ended		12 Months Ended
	Aug. 01, 2019 CAD ($)	Aug. 01, 2019 USD ($)	Jul. 17, 2019 CAD ($)	Jul. 16, 2019 USD ($)	May 21, 2019 CAD ($)	Oct. 24, 2018 CAD ($)	Dec. 19, 2017 CAD ($)	Jun. 02, 2017 USD ($)	Jun. 01, 2017 USD ($)	Apr. 19, 2017 USD ($)	Jul. 31, 2019 CAD ($)	Apr. 30, 2017 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	May 21, 2019 USD ($)
Business Acquisition [Line Items]
Proceeds from sale of assets, net of transaction costs													$ 2,398	$ 614	$ 4,683
Goodwill													12,887	14,178
Gain on sale													(121)	170	631
Ravenswood, Ironwood, Kibby Wind and Ocean State Power
Business Acquisition [Line Items]
Proceeds from sale of assets, net of transaction costs								$ 2,029
Gain (loss) on disposition of property plant equipment																$ (829)
Gain (loss) on disposition of property plant equipment, net of tax																(863)
U.S. Natural Gas Pipelines
Business Acquisition [Line Items]
Goodwill													$ 12,887	14,178	13,084
Columbia Midstream assets
Business Acquisition [Line Items]
Proceeds from sale of assets, net of transaction costs		$ 1,300
Gain (loss) on disposition of property plant equipment	$ 21
Gain (loss) on disposition of property plant equipment, net of tax	(152)
Gain (loss) on disposition of property plant and equipment foreign currency translation amount	4
Goodwill	$ 595
Iroquois | U.S. Natural Gas Pipelines
Business Acquisition [Line Items]
Ownership interest percentage								0.66%	50.00%				50.00%
Northern Courier pipeline | Liquids Pipelines
Business Acquisition [Line Items]
Ownership interest percentage			15.00%										15.00%
Ontario Solar Assets
Business Acquisition [Line Items]
Proceeds from sale of assets, net of transaction costs							$ 541
Gain (loss) on disposition of property plant equipment							127
Gain (loss) on disposition of property plant equipment, net of tax							$ 136
TC Hydro
Business Acquisition [Line Items]
Proceeds from sale of assets, net of transaction costs										$ 1,070
Gain (loss) on disposition of property plant equipment												$ 715
Gain (loss) on disposition of property plant equipment, net of tax												440
Gain (loss) on disposition of property plant and equipment foreign currency translation amount												$ 5
Income tax recovery related to sale														$ 27
Ravenswood, Ironwood, Kibby Wind and Ocean State Power
Business Acquisition [Line Items]
Gain (loss) on disposition of property plant equipment															(211)
Gain (loss) on disposition of property plant equipment, net of tax															(167)
Foreign currency translation gain on assets held for sale															$ 2	$ 70
Disposal group, disposed of by sale, not discontinued operations | PNGTS And Iroquois Transmission systems
Business Acquisition [Line Items]
Total consideration									$ 765
Cash received									597
Assumption of debt by purchaser									$ 168
Disposal group, disposed of by sale, not discontinued operations | Northern Courier pipeline
Business Acquisition [Line Items]
Ownership interest before transaction			85.00%
Total consideration			$ 144
Gain on sale			69
Gain on sale, net of tax			$ 115
Disposal group, disposed of by sale, not discontinued operations | SRP
Business Acquisition [Line Items]
Total consideration																	$ 448
Gain on sale					$ 68
Gain on sale, net of tax					54
Foreign currency translation gain					$ 9
Disposal group, disposed of by sale, not discontinued operations | Cartier Wind
Business Acquisition [Line Items]
Proceeds from sale of assets, net of transaction costs						$ 630
Gain (loss) on disposition of property plant equipment						170
Gain (loss) on disposition of property plant equipment, net of tax						$ 143
Ownership interest before transaction						62.00%
Disposal group, disposed of by sale, not discontinued operations | Iroquois
Business Acquisition [Line Items]
Ownership interest before transaction									49.34%
Disposal group, disposed of by sale, not discontinued operations | PNGTS
Business Acquisition [Line Items]
Ownership interest before transaction									11.81%
Northern Courier pipeline | Senior Secured Notes due June 2042
Business Acquisition [Line Items]
Proceeds from issuance of debt				$ 1,000							$ 1,000